Accounts Receivable, Net - Balance of notes receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Notes receivable, gross	¥ 248	¥ 37,520
Allowance for credit losses	(66)	(19,294)
Notes receivable, net	¥ 182	¥ 18,226